VIA EDGAR



October 3, 1996


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:	Smith Barney Arizona Municipals Fund Inc.
	File Nos. 33-12792
		   811-5066

Dear Sirs:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced fund (the "Fund") does not differ from that contained in Post-Effective Amendment No. 20 to the Fund's Registration Statement on Form N-1A, which was filed electronically on September 30, 1996.

Please return an electronic transmittal as evidence of your receipt of this filing.

Very truly yours,

/s/ Daria J. Szczur

Daria J. Szczur

Enclosures

cc:	(with enclosures)
	John E. Baumgardner, Jr., Esq.		Stephen Brunt
	Sullivan & Cromwell			Morgan Guaranty Trust Group

	Robert P. Garrett				Michael McCarthy
	KPMG Peat Marwick LLP 		The Shareholder Services Group Inc.


g:\funds\azmu\1996\secdocs\lt.edg